Stockholders' Equity (Narrative) (Details) - USD ($)	Jun. 23, 2015	May 29, 2016	Dec. 16, 2015
Stockholders' Equity Note [Abstract]
Share repurchase program, authorized amount			$ 500,000,000.0
Stock repurchase program, remaining authorized repurchase amount		$ 315,600,000
Stock repurchase program, cumulative shares repurchased		185,000,000
Treasury shares retirement, cumulative shares		172,300,000
Stockholders' equity, maximum ownership percentage of common stock (percent)	9.80%
Right to purchase series A participated cumulative preferred stock (shares)	0.001
Participating cumulative preferred stock at purchase price (dollars per share)	$ 156.26